[LOGO]
[THE HARTFORD]

November 17, 2010

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

Attention: Division of Investment Management

Re:	Hartford Life Insurance Company Separate Account Seven (“Registrant”)
	File No. 333-168986	HPRM Series II
	File No. 333-168988	HPRM V-A Version II
	File No. 333-168990	HPRM Select II

Hartford Life and Annuity Insurance company Separate Account Seven (“Registrant”)
	File No. 333-168987	HPRM Series II
	File No. 333-168989	HPRM V-A Version II

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.                                                   The Prospectuses and Statements of Additional Information that would have been filed, on behalf of the above-referenced Registrants, under paragraph (c) under this section, did not differ from that contained in the Registrants’ most recent post-effective amendment; and

2.                                                   The text of the Registrants’ most recent pre-effective amendments have been filed electronically with the Securities and Exchange Commission on November 10, 2010.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 843-5910.

Very truly yours,

/s/ Sharon Tomko

Sharon Tomko
Senior Legal Specialist